COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

As part of our ongoing operations in the food processing industry, we are subject to various claims and contingencies arising in the normal course of business, including, but not limited to, governmental investigations and proceedings, product liability as well as matters related to employees, safety, health, antitrust laws, taxes, commercial activities and the environment. In particular, we are subject to extensive federal, state, and local regulations, and our food processing facilities and food products are subject to frequent inspection, audits and inquiries by the USDA, the FDA, and various local health and agricultural agencies. We are also subject to federal, state, and local agencies responsible for the enforcement of environmental, labor, and other laws and regulations. In addition, we are involved in various legal actions arising in the normal course of business.

Any litigation-related matters are subject to uncertainties and the outcomes are generally not predictable. Consequently, an estimate of the possible loss or range of loss associated with these actions cannot be made. Certain litigation matters could be decided unfavorably against us and could have a material adverse effect on our results of operations and financial condition.

Claims, including product and general liability, workers’ compensation, auto liability and employment related matters have deductibles and self-insured retentions in the United States ranging from zero to $2.0 million per occurrence or per claim, depending on type of coverage and policy period. For international claims, deductibles and self-insured retentions are lower. We are also generally self-insured up to certain stop-loss limits for certain employee health benefits, including medical, drug and dental. We estimate reserves based upon a number of factors, including known claims, estimated incurred but not reported claims using third-party actuarial data, which is based on historical information as well as certain assumptions about future events. We classify estimated reserves in accrued liabilities and other long-term liabilities in our Condensed Consolidated Balance Sheets.

We evaluate contingencies based on the best available information and believe we have recorded appropriate liabilities to the extent necessary in cases where the outcome of such liabilities is considered probable and reasonably estimable. We also believe that our assessment of contingencies is reasonable. To the extent that resolution of contingencies results in amounts that vary from managements’ estimates, future earnings will be charged or credited accordingly.

22. LEGAL PROCEEDINGS AND CONTINGENCIES

In October, 2012, in response to Sunland, Inc.’s peanut butter recall, the Company decided to initiate a voluntary recall of all products that had the potential to be contaminated with Salmonella. The Company recalled select frozen products including peanut butter and jelly sandwiches, peanut butter and jelly graham cracker sandwiches and peanut butter cup products all produced at its Easley, SC factory. The Company filed claims against Sunland Inc. to recover $1,242 of expenses incurred during fiscal 2012 in addition to sales interruption and other continuing or incidental losses for which the Company had not completed an estimate. In October 2013, Sunland, Inc. filed for bankruptcy under Chapter 7. In August 2014, the bankruptcy trustee filed motions seeking approval of the settlements reached with the insurance company and recall claimants for a buy-back of the insurance policy and payments to creditors on their recall claims. The Bankruptcy Court approved the agreements, and the Company recovered $775 from its claim against Sunland, Inc.

The Company evaluates contingencies based upon the best available information. The Company believes it has recorded appropriate liabilities to the extent necessary in cases where the outcome of such liabilities is considered probable and reasonably estimable, and that its assessment of contingencies is reasonable. To the extent that resolution of contingencies results in amounts that vary from management’s estimates, future earnings will be charged or credited accordingly.

As part of its ongoing operations in the food processing industry, the Company is subject to extensive federal, state, and local regulations and its food processing facilities and food products are subject to frequent inspection, audits and inquiries by the USDA, the FDA, and various local health and agricultural agencies and by federal, state, and local agencies responsible for the enforcement of environmental, labor, and other laws and regulations. The Company is also involved in various legal actions arising in the normal course of business. These matters are continuously being evaluated and, in some cases, are being contested by the Company and the outcome is not predictable. Consequently, an estimate of the possible loss or range of loss associated with these actions cannot be made.